ACCOUNTS RECEIVABLE, NET (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Accounts receivable, net
Accounts receivable	$ 42,481	263,577	100,500
Allowance for doubtful accounts	(521)	(3,230)	(72)
Accounts receivable, net	41,960	260,347	100,428
Allowance for doubtful accounts rollforward
Balance at the beginning of the year	12	72
Additions charged to general and administrative expenses	521	3,230	72
Write-off during the year	(12)	(72)
Balance at the end of the year	$ 521	3,230	72